ACQUISITIONS AND DISPOSALS - Gain on Disposal (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 18, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds		$ 144,156	$ 500
Gain on disposal, net of taxes		27,137	0
Discontinued Operations, Disposed of by Sale | Automotive Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total gross proceeds	$ 165,000
Transaction costs	(4,011)
Working capital adjustment	(11,122)
Net proceeds	149,867
Net assets disposed (including cash sold of $5,711)	(122,730)
Gain on disposal before income taxes	27,137
Income tax expense	(11,914)	$ (11,914)	$ 0
Gain on disposal, net of taxes	$ 15,223